Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 14, 2014
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 14, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2014
to the Classes Institutional, R-1, R-2, R-3, R-4, and R-5 Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2014

(as supplemented on March 7, 2014)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] | International Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL FUND I
Supplement [Text Block]	ck0000898745_SupplementTextBlock
On March 11, 2014, the Board of Directors of Principal Funds, Inc. approved hiring Origin Asset Management LLP (“Origin”) as the sub-advisor for the Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of International Fund I tentatively scheduled for May 16, 2014. Additional information about this proposal will be provided in the Proxy Statement that is expected to be mailed in April 2014 to International Fund I shareholders of record as of March 31, 2014. If shareholders approve the proposal, it is anticipated that Origin will replace Pyramis Global Advisors, LLC and Schroder Investment Management North America Inc. (including sub-sub-Advisor Schroder Investment Management North America Limited) as sub-advisor to the fund effective June 2014.